SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2015 USD ($)	Mar. 31, 2015 USD ($) mo shares
Significant Accounting Policies 1		$ 9,838,317
Significant Accounting Policies 2		19,423,451
Significant Accounting Policies 3		9,585,134
Significant Accounting Policies 4		8,517,850
Significant Accounting Policies 5		418,893
Significant Accounting Policies 6		$ 15,968
Significant Accounting Policies 7 | mo		3
Significant Accounting Policies 8		$ 378,000
Significant Accounting Policies 9		0.25%
Significant Accounting Policies 10		$ 573,917
Significant Accounting Policies 11 | shares		4,920,000
Significant Accounting Policies 12		3,230,031
Significant Accounting Policies 13		2,013
Significant Accounting Policies 14		0
Significant Accounting Policies 15 | shares		8,444,400
Significant Accounting Policies 16		0
Significant Accounting Policies 17		50.00%
Significant Accounting Policies 18 | mo		12
Significant Accounting Policies 1	$ 3,051,492
Significant Accounting Policies 2	22,474,943
Significant Accounting Policies 3	19,423,451
Significant Accounting Policies 4	4,350,350
Significant Accounting Policies 5	$ 418,893
Significant Accounting Policies 6	19,633,969